Share Based Compensation (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)									200,000
Total compensation cost not yet recognized									$ 2,200
Total compensation cost not yet recognized, period for recognition									2 years 4 months 24 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)			296,422			261,981	296,422	261,981	261,981
Granted (in shares)									147,160
Vested (in shares)									(107,795)
Forfeited (in shares)									(4,924)
Outstanding, ending balance (in shares)									296,422	261,981
Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)			$ 14.52			$ 11.29	$ 14.52	$ 11.29	$ 11.29
Granted (in dollars per share)									15.39
Vested (in dollars per share)									7.92
Forfeited (in dollars per share)									13.24
Outstanding, ending balance (in dollars per share)									$ 14.52	$ 11.29
Information regarding options exercised [Abstract]
Intrinsic value	$ 39			$ 9			$ 513	$ 186	$ 254	$ 444	$ 321
Cash proceeds received	18			5			117	64	85	137	96
Tax benefit realized	$ 14			$ 3			$ 180	65	89	155	112
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)							500,000
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units or restricted shares issued in period (in shares)	0	0		0	0
Total compensation expense recognized	$ 400			$ 300			$ 1,200	1,100	1,500	1,400	1,000
Tax benefit relating to compensation expense recognized	$ 100			100			$ 400	$ 400	$ 500	$ 500	$ 400
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)			211,018			235,596	211,018	235,596	235,596
Granted (in shares)							0		0
Exercised (in shares)							(28,963)		(21,614)
Forfeited (in shares)							0		(664)
Expired (in shares)							0		(2,300)
Outstanding, ending balance (in shares)	182,055						182,055		211,018	235,596
Vested and expected to vest, period end (in shares)	182,055						182,055		211,018
Exercisable, period end (in shares)	182,055						182,055		211,018
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)			$ 5.05			$ 4.94	$ 5.05	$ 4.94	$ 4.94
Exercised (in dollars per share)							4.03		3.93
Outstanding, ending balance (in dollars per share)	$ 5.21						5.21		5.05	$ 4.94
Vested and expected to vest, period end (in dollars per share)	5.21						5.21		5.05
Exercisable, period end (in dollars per share)	$ 5.21						$ 5.21		$ 5.05
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted Average Remaining Contractual Term							4 years 4 months 24 days		5 years 1 month 2 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term							4 years 4 months 24 days		5 years 1 month 2 days
Exercisable, Weighted Average Remaining Contractual Term							4 years 4 months 24 days		5 years 1 month 2 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value	$ 3,175						$ 3,175		$ 3,514
Vested and Expected to Vest, Aggregate Intrinsic Value	3,175						3,175		3,514
Exercisable, Aggregate Intrinsic Value	3,175						3,175		$ 3,514
Non-Vested Restricted Stock and PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized	$ 2,300						$ 2,300
Total compensation cost not yet recognized, period for recognition							2 years 2 months 12 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)			296,422				296,422
Granted (in shares)							68,473
Vested (in shares)							(63,799)
Forfeited (in shares)							(8,510)
Outstanding, ending balance (in shares)	292,586						292,586		296,422
Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)			$ 14.52				$ 14.52
Granted (in dollars per share)							21.07
Vested (in dollars per share)							14.91
Forfeited (in dollars per share)							15.59
Outstanding, ending balance (in dollars per share)	$ 15.88						$ 15.88		$ 14.52
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issues as retainer fees (in shares)							6,000	6,000	10,000	10,000	10,000
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)									200,000
Total compensation expense recognized	$ 50			30			$ 120	$ 90	$ 100	$ 100	$ 200
Tax benefit relating to compensation expense recognized	$ 20			$ 10			$ 40	$ 30	$ 40	$ 30	$ 100
Non-Employee Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)							200,000
Officers [Member] | Restricted Stock [Member] | Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units or restricted shares issued in period (in shares)			50,000			70,000
Vesting period							3 years	3 years
Officers [Member] | Performance Stock Units [Member] | Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock units or restricted shares issued in period (in shares)			20,000			30,000
Vesting period							3 years	3 years